UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08631
                                                    -------------

                               Phoenix Portfolios
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                           900 Third Ave., 31st Floor
                               New York, NY 10022
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

Matthew A. Swendiman, Esq.         John R. Flores, Esq.
Counsel & Chief Legal Officer for  Vice President, Litigation/Employment Counsel
Registrant                         Phoenix Life Insurance Company
Phoenix Life Insurance Company     One American Row
One American Row                   Hartford, CT  06102
Hartford, CT  06102
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                       Date of fiscal year end: October 31
                                               -----------

                   Date of reporting period: January 31, 2005
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.



Phoenix Market Neutral Fund


                SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT
                                JANUARY 31, 2005
                                   (UNAUDITED)


                                                    SHARES            VALUE
                                                   --------     ----------------

DOMESTIC COMMON STOCKS--86.4%

AEROSPACE & DEFENSE--0.5%
Alliant Techsystems, Inc.(b)                          9,700     $     645,826

AIR FREIGHT & COURIERS--0.5%
FedEx Corp.                                           6,300           602,595

APPAREL RETAIL--0.8%
Charming Shoppes, Inc.(b)                            61,100           507,130
Men's Wearhouse, Inc. (The)(b)                        9,000           299,430
Stage Stores, Inc.(b)                                 3,400           134,402
                                                                -------------
                                                                      940,962
                                                                -------------

APPLICATION SOFTWARE--3.2%
Amdocs Ltd.(b)                                       22,400           666,400
Magma Design Automation, Inc.(b)                     43,300           584,550
MRO Software, Inc.(b)                                44,600           571,326
Parametric Technology Corp.(b)                       98,800           563,160
QAD, Inc.                                            28,400           234,584
Sonic Solutions, Inc.(b)                             32,100           571,701
SS&C Technologies, Inc.                               3,000            65,610
Verity, Inc.(b)                                      47,900           578,153
                                                                -------------
                                                                    3,835,484
                                                                -------------

ASSET MANAGEMENT & CUSTODY BANKS--0.2%
Affiliated Managers Group, Inc.(b)                    4,250           269,492

AUTO PARTS & EQUIPMENT--0.5%
Keystone Automotive Industries,
  Inc.(b)                                            25,600           563,200

AUTOMOBILE MANUFACTURERS--0.5%
Ford Motor Co.                                       42,600           561,042

BIOTECHNOLOGY--2.1%
Exelixis, Inc.(b)                                    16,900           131,144
Gilead Sciences, Inc.(b)                             17,400           575,940
Lexicon Genetics, Inc.(b)                            84,300           564,810
Regeneron Pharmaceuticals, Inc.(b)                   41,300           297,360
Transkaryotic Therapies, Inc.(b)                     13,600           326,128
United Therapeutics Corp.(b)                         14,100           601,647
                                                                -------------
                                                                    2,497,029
                                                                -------------

BREWERS--0.6%
Coors (Adolph) Co. Class B                            8,900           663,940


                                                    SHARES            VALUE
                                                   --------     ----------------

DOMESTIC COMMON STOCKS (continued)

BROADCASTING & CABLE TV--2.3%
Emmis Communications Corp. Class
  A(b)                                               31,200     $     548,184
Entercom Communications Corp.(b)                     17,900           561,165
Entravision Communications Corp.
  Class A(b)                                         61,200           489,600
Salem Communications Corp. Class
  A(b)                                               20,700           460,368
Sinclair Broadcast Group, Inc.
  Class A                                            73,300           603,259
                                                                -------------
                                                                    2,662,576
                                                                -------------

BUILDING PRODUCTS--0.5%
USG Corp.(b)                                         18,800           603,480

CASINOS & GAMING--0.2%
Multimedia Games, Inc.(b)                            27,900           245,799

COMMUNICATIONS EQUIPMENT--1.0%
Harris Corp.                                          9,900           641,223
Plantronics, Inc.                                    15,500           576,755
                                                                -------------
                                                                    1,217,978
                                                                -------------

COMPUTER & ELECTRONICS RETAIL--1.0%
Electronics Boutique Holdings
  Corp.(b)                                           15,300           536,877
RadioShack Corp.                                     20,000           662,400
                                                                -------------
                                                                    1,199,277
                                                                -------------

COMPUTER HARDWARE--0.5%
International Business Machines
  Corp                                                6,400           597,888

COMPUTER STORAGE & PERIPHERALS--1.3%
Electronics for Imaging, Inc.(b)                     17,400           295,800
Emulex Corp.(b)                                      34,200           559,854
Network Appliance, Inc.(b)                           20,600           655,904
                                                                -------------
                                                                    1,511,558
                                                                -------------

CONSTRUCTION & ENGINEERING--0.5%
Perini Corp.(b)                                      35,800           618,624

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.5%
Cummins, Inc.                                         7,800           605,826

CONSUMER FINANCE--1.0%
WFS Financial, Inc.(b)                               11,800           589,410
World Acceptance Corp.(b)                            18,400           548,872
                                                                -------------
                                                                    1,138,282
                                                                -------------

Phoenix Market Neutral Fund

                                                    SHARES            VALUE
                                                   --------     ----------------

DOMESTIC COMMON STOCKS (continued)

DATA PROCESSING & OUTSOURCED SERVICES--2.0%
BISYS Group, Inc. (The)(b)                           41,100     $     631,707
Computer Sciences Corp.(b)                           11,700           602,784
Convergys Corp.(b)                                   38,000           543,020
First Data Corp.                                     14,800           602,952
                                                                -------------
                                                                    2,380,463
                                                                -------------

DEPARTMENT STORES--1.1%
Federated Department Stores, Inc.                    10,800           613,440
Penney (J.C.) Co., Inc.                              15,700           670,704
                                                                -------------
                                                                    1,284,144
                                                                -------------

DIVERSIFIED BANKS--0.5%
U.S. Bancorp                                         18,900           567,945

DIVERSIFIED CHEMICALS--0.5%
Dow Chemical Co. (The)                               12,700           631,190

DIVERSIFIED COMMERCIAL SERVICES--2.5%
ABM Industries, Inc.                                 30,400           556,320
Career Education Corp.(b)                            14,900           600,321
ITT Educational Services, Inc.(b)                    12,700           623,824
Pre-Paid Legal Services, Inc.                        11,400           423,168
Schawk, Inc.                                         10,000           191,600
West Corp.(b)                                        17,700           591,003
                                                                -------------
                                                                    2,986,236
                                                                -------------

DIVERSIFIED METALS & MINING--0.5%
Phelps Dodge Corp.                                    5,800           558,540

ELECTRIC UTILITIES--3.2%
Alliant Energy Corp.                                 22,600           621,500
Cleco Corp.                                          32,800           647,144
Edison International                                 19,400           629,918
Exelon Corp.                                         14,600           646,050
Northeast Utilities                                  32,100           600,270
NSTAR                                                10,900           613,452
                                                                -------------
                                                                    3,758,334
                                                                -------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
Hubbell, Inc. Class B                                12,700           628,904

ELECTRONIC EQUIPMENT MANUFACTURERS--1.1%
Amphenol Corp. Class A(b)                            15,600           613,548
Technitrol, Inc.(b)                                  35,600           631,544
                                                                -------------
                                                                    1,245,092
                                                                -------------

ELECTRONIC MANUFACTURING SERVICES--1.0%
Methode Electronics, Inc.                            44,067           552,159


                                                    SHARES            VALUE
                                                   --------     ----------------

DOMESTIC COMMON STOCKS (continued)

ELECTRONIC MANUFACTURING SERVICES (CONTINUED)
TTM Technologies, Inc.(b)                            64,300     $     604,420
                                                                -------------
                                                                    1,156,579
                                                                -------------

EMPLOYMENT SERVICES--0.9%
Gevity HR, Inc.                                      19,300           397,580
Volt Information Sciences, Inc.(b)                   20,000           638,800
                                                                -------------
                                                                    1,036,380
                                                                -------------

ENVIRONMENTAL SERVICES--0.5%
Waste Connections, Inc.(b)                           17,700           556,842

GAS UTILITIES--0.5%
AGL Resources, Inc.                                  17,500           606,375

GENERAL MERCHANDISE STORES--0.1%
ShopKo Stores, Inc.(b)                                8,300           149,649

HEALTH CARE EQUIPMENT--2.0%
Biosite, Inc.(b)                                      9,400           545,200
Kyphon, Inc.(b)                                      21,000           576,765
Respironics, Inc.(b)                                 11,400           660,060
STERIS Corp.(b)                                      26,600           630,952
                                                                -------------
                                                                    2,412,977
                                                                -------------

HEALTH CARE SERVICES--1.2%
Cross Country Healthcare, Inc.(b)                    27,600           457,056
OCA, Inc.(b)                                         97,800           541,812
RehabCare Group, Inc.(b)                             14,200           383,684
                                                                -------------
                                                                    1,382,552
                                                                -------------

HEALTH CARE SUPPLIES--1.6%
Arrow International, Inc.                            20,100           645,009
DJ Orthopedics, Inc.(b)                              28,000           676,200
Gen-Probe, Inc.(b)                                   12,500           610,125
                                                                -------------
                                                                    1,931,334
                                                                -------------

HOME ENTERTAINMENT SOFTWARE--1.1%
Activision, Inc.(b)                                  30,100           680,260
THQ, Inc.(b)                                         25,700           571,825
                                                                -------------
                                                                    1,252,085
                                                                -------------

HOMEBUILDING--1.1%
Beazer Homes USA, Inc.                                4,200           623,700
Standard-Pacific Corp.                                9,700           645,341
                                                                -------------
                                                                    1,269,041
                                                                -------------

HOUSEHOLD APPLIANCES--0.5%
Whirlpool Corp.                                       8,500           580,210

Phoenix Market Neutral Fund

                                                    SHARES            VALUE
                                                   --------     ----------------

DOMESTIC COMMON STOCKS (continued)

HOUSEHOLD PRODUCTS--0.5%
Procter & Gamble Co. (The)                           10,600     $     564,238

INDUSTRIAL MACHINERY--1.0%
Gardner Denver, Inc.(b)                               1,300            49,218
Harsco Corp.                                         11,500           627,785
Manitowoc Co., Inc. (The)                            14,700           535,080
                                                                -------------
                                                                    1,212,083
                                                                -------------

INSURANCE BROKERS--0.5%
Gallagher (Arthur J.) & Co.                          21,600           640,440

INTEGRATED TELECOMMUNICATION SERVICES--0.9%
Cincinnati Bell, Inc.(b)                            128,500           546,125
CT Communications, Inc.                               7,100            81,579
General Communication, Inc. Class
  A(b)                                               37,514           374,390
                                                                -------------
                                                                    1,002,094
                                                                -------------

INTERNET SOFTWARE & SERVICES--0.9%
Retek, Inc.(b)                                       95,900           602,252
Webex Communications, Inc.(b)                        24,600           494,460
                                                                -------------
                                                                    1,096,712
                                                                -------------

IT CONSULTING & OTHER SERVICES--0.4%
Anteon International Corp.(b)                        14,200           487,344

LEISURE PRODUCTS--0.4%
Alliance Gaming Corp.(b)                             42,900           427,713

MOVIES & ENTERTAINMENT--0.5%
Walt Disney Co. (The)                                20,100           575,463

MULTI-UTILITIES & UNREGULATED POWER--1.0%
ONEOK, Inc.                                          21,000           581,700
Questar Corp.                                        12,300           624,840
                                                                -------------
                                                                    1,206,540
                                                                -------------

OFFICE ELECTRONICS--0.5%
Xerox Corp.(b)                                       36,800           584,384

OIL & GAS EQUIPMENT & SERVICES--2.2%
BJ Services Co.                                      12,500           600,625
Halliburton Co.                                      15,600           641,628
Hydril Co.(b)                                        13,400           670,000
Oceaneering International, Inc.(b)                   16,500           628,815
                                                                -------------
                                                                    2,541,068
                                                                -------------

OIL & GAS EXPLORATION & PRODUCTION--2.5%
Berry Petroleum Co. Class A                          12,100           655,094
Houston Exploration Co. (The)(b)                     10,900           590,889
Pogo Producing Co.                                   11,800           501,854


                                                    SHARES            VALUE
                                                   --------     ----------------

DOMESTIC COMMON STOCKS (continued)

OIL & GAS EXPLORATION & PRODUCTION (CONTINUED)
Southwestern Energy Co.(b)                           11,400     $     584,820
St. Mary Land & Exploration Co.                      15,600           670,956
                                                                -------------
                                                                    3,003,613
                                                                -------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.6%
Williams Cos., Inc. (The)                            40,300           677,443

PACKAGED FOODS & MEATS--2.3%
Flowers Foods, Inc.                                  20,300           619,353
J & J Snack Foods Corp.                               5,800           279,850
Ralcorp Holdings, Inc.                               13,600           598,400
Sanderson Farms, Inc.                                13,600           594,456
Sara Lee Corp.                                       24,600           577,608
                                                                -------------
                                                                    2,669,667
                                                                -------------

PAPER PACKAGING--0.5%
Sealed Air Corp.(b)                                  11,300           579,690

PAPER PRODUCTS--1.0%
Buckeye Technologies, Inc.(b)                        43,300           556,838
MeadWestvaco Corp.                                   19,600           566,244
                                                                -------------
                                                                    1,123,082
                                                                -------------

PHARMACEUTICALS--0.9%
Kos Pharmaceuticals, Inc.(b)                         15,300           505,206
Wyeth                                                14,000           554,820
                                                                -------------
                                                                    1,060,026
                                                                -------------

PROPERTY & CASUALTY INSURANCE--1.8%
Berkley (W.R.) Corp.                                 12,700           605,790
LandAmerica Financial Group, Inc.                    12,100           622,424
Philadelphia Consolidated Holding
  Co.(b)                                              4,400           295,108
Safety Insurance Group, Inc.                         13,300           443,156
Zenith National Insurance Corp.                       2,300           108,721
                                                                -------------
                                                                    2,075,199
                                                                -------------

PUBLISHING & PRINTING--0.4%
Belo Corp. Class A                                   19,400           453,766

RAILROADS--1.0%
Burlington Northern Santa Fe Corp.                   12,500           602,250
Norfolk Southern Corp.                               17,000           593,640
                                                                -------------
                                                                    1,195,890
                                                                -------------

REGIONAL BANKS--5.9%
1st Source Corp.                                      8,300           198,951
Bank of Hawaii Corp.                                 12,800           613,248
Banner Corp.                                          3,000            88,740

Phoenix Market Neutral Fund

                                                    SHARES            VALUE
                                                   --------     ----------------

DOMESTIC COMMON STOCKS (continued)

REGIONAL BANKS (CONTINUED)
City Holdings Co.                                    11,000     $     362,175
Columbia Banking System, Inc.                         8,810           207,475
Commerce Bancorp, Inc.                                9,500           546,630
Commerce Bancshares, Inc.                             7,295           350,671
CVB Financial Corp.                                  19,550           378,879
First Indiana Corp.                                   1,100            25,861
First Republic Bank                                   3,300           166,485
Glacier Bancorp, Inc.                                18,525           590,392
Hudson United Bancorp                                15,400           566,104
Independent Bank Corp.                               21,620           665,247
Oriental Financial Group, Inc.                       11,440           322,608
Pacific Capital Bancorp                               2,500            76,700
Santander BanCorp                                    13,400           454,662
South Financial Group, Inc. (The)                    20,066           612,816
Trustmark Corp.                                      20,500           567,235
United Bankshares, Inc.                               4,200           143,220
                                                                -------------
                                                                    6,938,099
                                                                -------------

REINSURANCE--0.3%
Arch Capital Group Ltd.(b)                           10,197           374,536

REITS--7.4%
AMB Property Corp.                                   15,900           591,957
Apartment Investment & Management
  Co. Class A                                        16,800           603,120
Boston Properties, Inc.                               9,700           560,466
CBL & Associates Properties, Inc.                     7,700           529,606
Cousins Properties, Inc.                             19,100           578,539
Cresent Real Estate Equities Co.                     33,900           561,723
Developers Diversified Realty Corp.                  13,800           548,550
Equity Lifestyle Properties, Inc.                    17,700           606,756
Friedman, Billings, Ramsey Group,
  Inc. Class A                                        7,000           137,760
Highwoods Properties, Inc.                           24,000           588,000
Innkeepers USA Trust                                 42,500           573,750
LTC Properties, Inc.                                 29,700           578,556
Newcastle Investment Corp.                           19,800           598,752
Parkway Properties, Inc.                             12,600           585,900
Pennsylvania Real Estate Investment
  Trust                                              13,500           540,270
Saul Centers, Inc.                                   17,200           574,480
                                                                -------------
                                                                    8,758,185
                                                                -------------

RESTAURANTS--0.5%
McDonald's Corp.                                     18,500           599,215


                                                    SHARES            VALUE
                                                   --------     ----------------

DOMESTIC COMMON STOCKS (continued)

SEMICONDUCTOR EQUIPMENT--0.4%
Varian Semiconductor Equipment
  Associates, Inc.(b)                                15,200     $     521,056

SEMICONDUCTORS--1.8%
Cree, Inc.(b)                                        22,400           538,272
International Rectifier Corp.(b)                     14,400           563,760
IXYS Corp.(b)                                        55,400           541,258
Pixelworks, Inc.(b)                                  51,500           483,585
                                                                -------------
                                                                    2,126,875
                                                                -------------

SPECIALTY STORES--3.5%
AutoNation, Inc.(b)                                  27,400           521,696
Barnes & Noble, Inc.(b)                               5,000           163,500
Borders Group, Inc.                                  24,000           630,000
Brookstone, Inc.(b)                                  18,900           283,500
Claire's Stores, Inc.                                28,500           587,955
Lithia Motors, Inc. Class A                          11,600           315,288
Michaels Stores, Inc.                                20,000           615,000
Office Depot, Inc.(b)                                37,900           655,291
Trans World Entertainment Corp.(b)                   29,900           375,245
                                                                -------------
                                                                    4,147,475
                                                                -------------

STEEL--0.5%
Reliance Steel & Aluminum Co.                        14,800           567,876

SYSTEMS SOFTWARE--0.5%
Progress Software Corp.(b)                           28,300           609,582

SYSTEMS SOFTWARE--0.5%
MICROS Systems, Inc.(b)                               8,800           615,120

THRIFTS & MORTGAGE FINANCE--3.3%
Anchor BanCorp Wisconsin, Inc.                        2,600            70,200
Dime Community Bancshares                             7,000           115,150
Fannie Mae                                            9,400           607,052
Fidelity Bankshares, Inc.                            22,750           611,861
First Niagara Financial Group                        24,600           335,790
Flushing Financial Corp.                             26,949           487,777
Harbor Florida Bancshares, Inc.                      14,200           482,800
New York Community Bancorp, Inc.                     31,533           562,234
Sovereign Bancorp, Inc.                              26,600           604,884
W Holding Co., Inc.                                   4,900            63,896
                                                                -------------
                                                                    3,941,644
                                                                -------------

TRUCKING--1.4%
Arkansas Best Corp.                                  14,300           574,431
Dollar Thrifty Automotive Group,
  Inc.(b)                                            14,300           446,303

Phoenix Market Neutral Fund

                                                    SHARES            VALUE
                                                   --------     ----------------

DOMESTIC COMMON STOCKS (continued)

TRUCKING (CONTINUED)
Swift Transportation Co., Inc.(b)                    30,900     $     689,070
                                                                -------------
                                                                    1,709,804
                                                                -------------

WATER UTILITIES--0.0%
American States Water Co.                             1,100            28,545

WIRELESS TELECOMMUNICATION SERVICES--0.5%
Western Wireless Corp. Class A(b)                    15,600           589,368
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $93,420,560)                                     102,059,565
--------------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(d)--0.5%

FOOD DISTRIBUTORS--0.0%
Telefonica Moviles S.A
  (Argentina)(b)(c)(e)                                1,400                 0

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
Telefonica Data Argentina S.A
  (Argentina)(b)(c)(e)                                1,400                 0

PROPERTY & CASUALTY INSURANCE--0.5%
ACE Ltd. (United States)                             14,100           611,940
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $565,485)                                            611,940
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--86.9%
(IDENTIFIED COST $93,986,045)                                     102,671,505
--------------------------------------------------------------------------------

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)         VALUE
                                          --------    -----     -------------

SHORT-TERM INVESTMENTS--14.3%

COMMERCIAL PAPER--14.3%
Alpine Securitization Corp.
  2.55%, 2/1/05                              A-1      2,850         2,850,000
UBS Finance Delaware LLC
  2.47%, 2/1/05                              A-1+     3,355         3,355,000
Bristol-Myers Squibb Co.
  2.31%, 2/2/05                              A-1      2,175         2,174,860
Goldman Sachs Group, Inc.
  2.25%, 2/3/05                              A-1      3,595         3,594,551
Ranger Funding Co. LLC 2.38%,
  2/8/05                                     A-1+     4,925         4,922,721
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $16,897,132)                                      16,897,132
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--101.2%
(IDENTIFIED COST $110,883,177)                                    119,568,637(a)

SECURITIES SOLD SHORT--(86.4)%
(PROCEEDS $99,094,202)                                           (102,096,803)

Other assets and liabilities, net--85.2%                          100,697,915
                                                                -------------
NET ASSETS--100.0%                                              $ 118,169,749
                                                                =============

Phoenix Market Neutral Fund

                                                    SHARES            VALUE
                                                   --------     ----------------

SECURITIES SOLD SHORT--86.4%

DOMESTIC COMMON STOCKS--86.4%

AEROSPACE & DEFENSE--0.6%
Rockwell Collins, Inc.                               15,800     $     677,820

AIR FREIGHT & COURIERS--1.0%
Robinson (C.H.) Worldwide, Inc.                      11,200           576,800
United Parcel Service, Inc. Class B                   7,800           582,504
                                                                -------------
                                                                    1,159,304
                                                                -------------

ALUMINUM--0.5%
Alcoa, Inc.                                          18,600           548,886

APPAREL RETAIL--1.1%
Burlington Coat Factory Warehouse
  Corp                                               11,500           296,815
Children's Place Retail Stores,
  Inc. (The)                                         13,600           515,984
Deb Shops, Inc.                                       5,378           147,357
Payless ShoeSource, Inc.                             13,200           155,892
Stein Mart, Inc.                                      9,000           177,570
                                                                -------------
                                                                    1,293,618
                                                                -------------

APPLICATION SOFTWARE--3.1%
Agile Software Corp.                                 77,300           565,063
Cadence Design Systems, Inc.                         46,500           619,845
Macromedia, Inc.                                     17,700           606,048
Manhattan Associates, Inc.                           26,900           590,455
Manugistics Group, Inc.                              64,600           138,244
Mentor Graphics Corp.                                39,800           554,414
Opsware, Inc.                                        94,200           540,708
                                                                -------------
                                                                    3,614,777
                                                                -------------

ASSET MANAGEMENT & CUSTODY BANKS--0.8%
Gabelli Asset Management, Inc.
  Class A                                             5,700           272,745
Northern Trust Corp.                                 12,200           532,408
Waddell & Reed Financial, Inc.
  Class A                                             5,600           122,472
                                                                -------------
                                                                      927,625
                                                                -------------

AUTOMOBILE MANUFACTURERS--0.5%
General Motors Corp.                                 16,700           614,727

BIOTECHNOLOGY--3.5%
Alkermes, Inc.                                       46,100           584,087
Cell Genesys, Inc.                                   83,300           583,100
Corgentech, Inc.                                     35,600           219,652
Corixa Corp.                                         85,300           321,581
CuraGen Corp.                                        30,300           181,951
Enzo Biochem, Inc.                                   34,790           630,743
Ligand Pharmaceuticals, Inc. Class B                 48,300           502,803
MedImmune, Inc.                                      21,500           508,583


                                                    SHARES            VALUE
                                                   --------     ----------------

DOMESTIC COMMON STOCKS (continued)

BIOTECHNOLOGY (CONTINUED)
Techne Corp.                                         17,000     $     592,790
                                                                -------------
                                                                    4,125,290
                                                                -------------

BREWERS--0.5%
Anheuser-Busch Cos., Inc.                            12,300           604,914

BROADCASTING & CABLE TV--2.3%
Cumulus Media, Inc. Class A                          33,500           463,640
Radio One, Inc. Class D                              40,800           640,560
Spanish Broadcasting Sytem Class A                   48,100           494,228
United Global Communications, Inc.
  Class A                                            61,700           602,809
Univision Communications, Inc.
  Class A                                            21,000           573,510
                                                                -------------
                                                                    2,774,747
                                                                -------------

BUILDING PRODUCTS--0.5%
Apogee Enterprises, Inc.                             43,800           585,606

CASINOS & GAMING--0.8%
Aztar Corp.                                          19,500           628,485
Churchill Downs, Inc.                                 8,620           345,231
                                                                -------------
                                                                      973,716
                                                                -------------

COMMODITY CHEMICALS--0.5%
Spartech Corp.                                       24,700           573,534

COMMUNICATIONS EQUIPMENT--1.4%
3Com Corp.                                          149,800           549,766
Avocent Corp.                                        16,200           591,462
UTStarcom, Inc.                                      34,200           561,906
                                                                -------------
                                                                    1,703,134
                                                                -------------

COMPUTER & ELECTRONICS RETAIL--0.5%
Gamestop Corp. Class B                               28,800           558,720

COMPUTER HARDWARE--1.0%
Dell, Inc.                                           14,600           609,696
Pinnacle Systems, Inc.                              138,200           591,496
                                                                -------------
                                                                    1,201,192
                                                                -------------

COMPUTER STORAGE & PERIPHERALS--0.5%
Iomega Corp.                                        108,700           569,588

CONSTRUCTION & ENGINEERING--0.5%
Washington Group International, Inc.                 15,100           594,638

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.0%
NACCO Industries, Inc. Class A                        6,200           619,690
Navistar International Corp.                         13,500           525,420
                                                                -------------
                                                                    1,145,110
                                                                -------------

Phoenix Market Neutral Fund

                                                    SHARES            VALUE
                                                   --------     ----------------

DOMESTIC COMMON STOCKS (continued)

CONSUMER FINANCE--0.9%
Credit Acceptance Corp.                              19,400     $     474,524
Providian Financial Corp.                            35,300           588,804
                                                                -------------
                                                                    1,063,328
                                                                -------------

DATA PROCESSING & OUTSOURCED SERVICES--2.0%
Ceridian Corp.                                       33,900           600,030
Electronic Data Systems Corp.                        29,100           623,322
Paychex, Inc.                                        18,800           573,212
Total System Services, Inc.                          23,100           545,391
                                                                -------------
                                                                    2,341,955
                                                                -------------

DEPARTMENT STORES--1.0%
Kohl's Corp.                                         12,800           601,728
May Department Stores Co. (The)                      17,900           606,810
                                                                -------------
                                                                    1,208,538
                                                                -------------

DIVERSIFIED CHEMICALS--0.5%
Du Pont (E.I.) de Nemours & Co.                      12,100           575,476

DIVERSIFIED COMMERCIAL SERVICES--3.4%
Apollo Group, Inc. Class A                            7,300           570,787
Central Parking Corp.                                29,600           422,688
Charles River Associates, Inc.                        3,200           139,072
ChoicePoint, Inc.                                    13,900           639,400
DeVry, Inc.                                          36,400           645,736
Learning Tree International, Inc.                    31,500           436,905
PRG-Schultz International, Inc.                      90,300           501,165
Tetra Tech, Inc.                                     42,300           627,309
                                                                -------------
                                                                    3,983,062
                                                                -------------

ELECTRIC UTILITIES--2.7%
American Electric Power Co., Inc.                    18,500           652,125
Black Hills Corp.                                    20,500           610,695
CenterPoint Energy, Inc.                             55,500           624,375
Pinnacle West Capital Corp.                          14,800           617,160
TECO Energy, Inc.                                    41,800           669,218
                                                                -------------
                                                                    3,173,573
                                                                -------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
Smith (A.O.) Corp.                                   21,300           577,443

ELECTRONIC EQUIPMENT MANUFACTURERS--1.4%
AVX Corp.                                            49,500           574,200
National Instruments Corp.                           22,250           608,315
Photon Dynamics, Inc.                                21,700           468,503
                                                                -------------
                                                                    1,651,018
                                                                -------------


                                                    SHARES            VALUE
                                                   --------     ----------------

DOMESTIC COMMON STOCKS (continued)

ELECTRONIC MANUFACTURING SERVICES--1.2%
Echelon Corp.                                        33,700     $     240,618
KEMET Corp.                                          73,100           617,695
Park Electrochemical Corp.                           28,400           555,220
                                                                -------------
                                                                    1,413,533
                                                                -------------

EMPLOYMENT SERVICES--0.5%
Spherion Corp.                                       76,100           593,580

ENVIRONMENTAL SERVICES--0.5%
Stericycle, Inc.                                     11,800           606,874

FOREST PRODUCTS--0.5%
Deltic Timber Corp.                                  13,400           543,906

GAS UTILITIES--1.0%
Cascade Natural Gas Corp.                            29,100           594,804
Nicor, Inc.                                          15,800           583,336
                                                                -------------
                                                                    1,178,140
                                                                -------------

HEALTH CARE EQUIPMENT--1.0%
INAMED Corp.                                          9,550           660,860
Wright Medical Group, Inc.                           20,300           557,235
                                                                -------------
                                                                    1,218,095
                                                                -------------

HEALTH CARE SERVICES--1.1%
Advisory Board Co. (The)                             10,600           377,890
LabOne, Inc.                                         17,600           590,480
Specialty Laboratories, Inc.                         30,000           307,200
                                                                -------------
                                                                    1,275,570
                                                                -------------

HEALTH CARE SUPPLIES--1.4%
Edwards Lifesciences Corp.                           14,200           577,940
Epitope, Inc.                                        84,200           480,782
Regeneration Technologies, Inc.                      58,400           600,644
                                                                -------------
                                                                    1,659,366
                                                                -------------

HOME ENTERTAINMENT SOFTWARE--0.6%
Take-Two Interactive Software, Inc.                  18,700           659,175

HOMEBUILDING--1.1%
Toll Brothers, Inc.                                   7,800           608,946
WCI Communities, Inc.                                20,900           665,874
                                                                -------------
                                                                    1,274,820
                                                                -------------

HOTELS, RESORTS & CRUISE LINES--0.5%
Carnival Corp.                                       10,200           587,520

Phoenix Market Neutral Fund

                                                    SHARES            VALUE
                                                   --------     ----------------

DOMESTIC COMMON STOCKS (continued)

HOUSEHOLD APPLIANCES--0.5%
Maytag Corp.                                         35,000     $     549,850

HOUSEHOLD PRODUCTS--0.5%
Colgate-Palmolive Co.                                11,400           598,956

INDUSTRIAL MACHINERY--1.2%
Kadant, Inc.                                          2,400            46,320
Pentair, Inc.                                        15,000           664,800
Watts Water Technologies, Inc.
  Class A                                            20,900           669,845
                                                                -------------
                                                                    1,380,965
                                                                -------------

INTEGRATED TELECOMMUNICATION SERVICES--0.9%
IDT Corp. Class B                                    42,000           614,880
North Pittsburgh Systems, Inc.                        2,000            48,080
SureWest Communications                              17,621           426,957
                                                                -------------
                                                                    1,089,917
                                                                -------------

INTERNET SOFTWARE & SERVICES--1.4%
FindWhat.Com                                         32,000           508,800
Interwoven, Inc.                                     62,900           573,019
Openwave Systems, Inc.                               40,200           547,524
                                                                -------------
                                                                    1,629,343
                                                                -------------

INVESTMENT BANKING & BROKERAGE--0.1%
Tradestation Group, Inc.                             14,400            87,840

IT CONSULTING & OTHER SERVICES--0.9%
Cognizant Technology Solutions Corp.                 14,100           534,390
ManTech International Corp. Class A                  25,600           551,680
                                                                -------------
                                                                    1,086,070
                                                                -------------

MULTI-UTILITIES & UNREGULATED POWER--1.6%
Dominion Resources, Inc.                              8,500           589,730
Equitable Resources, Inc.                            10,500           598,920
Vectren Corp.                                        24,400           673,684
                                                                -------------
                                                                    1,862,334
                                                                -------------

OIL & GAS DRILLING--1.0%
Atwood Oceanics, Inc.                                 9,800           597,800
Noble Corp.                                          10,900           581,515
                                                                -------------
                                                                    1,179,315
                                                                -------------

OIL & GAS EQUIPMENT & SERVICES--1.0%
Schlumberger Ltd.                                     9,200           625,968
SEACOR Holdings, Inc.                                10,800           604,692
                                                                -------------
                                                                    1,230,660
                                                                -------------

OIL & GAS EXPLORATION & PRODUCTION--2.0%
Denbury Resources, Inc.                              21,300           621,960


                                                    SHARES            VALUE
                                                   --------     ----------------

DOMESTIC COMMON STOCKS (continued)

OIL & GAS EXPLORATION & PRODUCTION (CONTINUED)
Encore Acquisition Co.                               16,300     $     607,990
Spinnaker Exploration Co.                            18,400           603,336
XTO Energy, Inc.                                     14,400           517,104
                                                                -------------
                                                                    2,350,390
                                                                -------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.5%
El Paso Corp.                                        58,500           635,895

PACKAGED FOODS & MEATS--1.8%
American Italian Pasta Co. Class A                   10,900           295,390
ConAgra Foods, Inc.                                  22,200           654,900
Del Monte Foods Co.                                  51,200           577,536
Tootsie Roll Industries, Inc.                        19,800           636,966
                                                                -------------
                                                                    2,164,792
                                                                -------------

PAPER PRODUCTS--0.5%
Bowater, Inc.                                        15,000           570,000

PHARMACEUTICALS--0.4%
Schering-Plough Corp.                                28,400           527,104

PROPERTY & CASUALTY INSURANCE--2.4%
Baldwin & Lyons, Inc. Class B                         3,200            84,736
CNA Financial Corp.                                  25,200           666,288
Direct General Corp.                                 15,000           281,250
Erie Indemnity Co. Class A                           11,300           601,951
Harleysville Group, Inc.                             16,439           355,082
Old Republic International Corp.                     25,000           580,000
RLI Corp.                                             7,200           312,912
                                                                -------------
                                                                    2,882,219
                                                                -------------

PUBLISHING & PRINTING--0.4%
Lee Enterprises, Inc.                                10,500           467,775

RAILROADS--1.1%
CSX Corp.                                            17,100           683,487
Union Pacific Corp.                                  10,000           596,000
                                                                -------------
                                                                    1,279,487
                                                                -------------

REGIONAL BANKS--5.4%
Central Pacific Financial Corp.                       3,200           117,440
Chemical Financial Corp.                              4,200           155,820
Citizens Banking Corp.                               13,800           431,388
Cullen/Frost Bankers, Inc.                           14,100           662,136
First Commonwealth Financial Corp.                   41,200           591,220
Fulton Financial Corp.                               25,320           552,736
International Bancshares Corp.                       10,200           390,558
Midwest Banc Holdings, Inc.                          12,200           270,108

Phoenix Market Neutral Fund

                                                    SHARES            VALUE
                                                   --------     ----------------

DOMESTIC COMMON STOCKS (continued)

REGIONAL BANKS (CONTINUED)
Park National Corp.                                   4,555     $     552,430
Peoples Bancorp, Inc.                                10,800           294,300
Riggs National Corp.                                 12,500           273,000
Sandy Spring Bancorp, Inc.                           10,100           372,134
Texas Regional Bancshares, Inc.
  Class A                                            12,100           374,435
Valley National Bancorp                              23,000           593,400
Whitney Holding Corp.                                 3,700           168,646
Wilmington Trust Corp.                               17,000           591,090
Yardville National Bancorp                              800            25,360
                                                                -------------
                                                                    6,416,201
                                                                -------------

REITS--7.3%
Alexandria Real Estate Equities,
  Inc                                                 8,700           579,072
BRE Properties, Inc. Class A                         16,400           603,028
EastGroup Properties, Inc.                           17,000           615,230
Equity Residential                                   18,300           577,182
iStar Financial, Inc.                                13,200           552,420
Liberty Property Trust                               14,300           558,415
Macerich Co. (The)                                    9,800           560,658
Post Properties, Inc.                                17,400           551,232
RAIT Investment Trust                                22,600           586,470
Ramco-Gershenson Properties Trust                    19,100           538,620
Reckson Associates Realty Corp.                      18,000           552,240
Shurgard Storage Centers, Inc.
  Class A                                            14,300           584,870
Summit Properties, Inc.                              19,900           605,955
Sun Communities, Inc.                                14,800           549,080
Town & Country Trust (The)                           22,300           572,664
                                                                -------------
                                                                    8,587,136
                                                                -------------

RESTAURANTS--0.5%
Yum! Brands, Inc.                                    12,800           593,280

SEMICONDUCTOR EQUIPMENT--0.4%
FEI Co.                                              24,700           497,952

SEMICONDUCTORS--2.0%
Cypress Semiconductor Corp.                          58,200           663,480
Lattice Semiconductor Corp.                         128,300           576,067
TriQuint Semiconductor, Inc.                        169,600           573,248
Vitesse Semiconductor Corp.                         180,800           524,320
                                                                -------------
                                                                    2,337,115
                                                                -------------

SPECIALTY CHEMICALS--0.5%
Sensient Technologies Corp.                          28,800           655,200

SPECIALTY STORES--3.8%
Asbury Automotive Group, Inc.                        17,100           288,648


                                                    SHARES            VALUE
                                                   --------     ----------------

DOMESTIC COMMON STOCKS (continued)

SPECIALTY STORES (CONTINUED)
CarMax, Inc.                                         21,700     $     627,781
Cost Plus, Inc.                                      11,700           306,891
Haverty Furniture Cos., Inc.                         21,200           379,480
O'Reilly Automotive, Inc.                            11,500           525,895
PETsMART, Inc.                                       17,700           535,071
Pier 1 Imports, Inc.                                 33,400           591,514
TBC Corp.                                            21,300           544,002
Toys "R" Us, Inc.                                    30,600           656,370
                                                                -------------
                                                                    4,455,652
                                                                -------------

TECHNOLOGY DISTRIBUTORS--0.5%
CDW Corp.                                            10,000           585,000

THRIFTS & MORTGAGE FINANCE--4.5%
Brookline Bancorp, Inc.                              21,000           335,790
City Bank                                             6,200           218,550
Coastal Financial Corp.                               4,910            81,997
Freddie Mac                                           8,700           568,023
Fremont General Corp.                                25,800           631,842
Hudson City Bancorp, Inc.                            16,600           583,822
KNBT Bancorp, Inc.                                   30,700           509,006
MAF Bancorp, Inc.                                    14,000           618,240
Northwest Bancorp, Inc.                               2,900            65,192
Partners Trust Financial Group, Inc.                 51,700           564,564
Provident Bancorp, Inc.                              43,800           558,450
Washington Federal, Inc.                             23,700           617,385
                                                                -------------
                                                                    5,352,861
                                                                -------------

TRUCKING--0.4%
Landstar System, Inc.                                15,400           535,612

WATER UTILITIES--0.0%
SJW Corp.                                             2,000            67,940

WIRELESS TELECOMMUNICATION SERVICES--0.5%
NII Holdings, Inc.                                   11,300           607,940
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(PROCEEDS $99,094,202)                                            102,096,719
--------------------------------------------------------------------------------

RIGHTS--0.0%

COMPUTER STORAGE & PERIPHERALS--0.0%
Seagate Technology Tax Refund
  Rights(c)(e)                                          700                84
--------------------------------------------------------------------------------
TOTAL RIGHTS
(PROCEEDS $0)                                                              84
--------------------------------------------------------------------------------

TOTAL SECURITIES SOLD SHORT
(PROCEEDS $99,094,202)                                            102,096,803(f)
                                                                =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $11,103,634 and gross depreciation of $2,941,669 for federal income tax purposes. At January 31, 2005, the aggregate cost of securities for federal income tax purposes was $111,406,672.
(b) Non-income producing.
(c) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At January 31, 2005, these securities amounted to a value of $(84) or 0.0% of net assets.
(d) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 1E "Foreign Security Country Determination" in the Notes to Schedule of Investments and Securities Sold Short.
(e) Restricted security. For acquisition information, please see Note "Illiquid and Restricted Securities" in the Notes to Schedule of Investments and Securities Sold Short.
(f) Federal Tax Information: Net unrealized depreciation of securities sold short is comprised of gross appreciation of $4,934,067 and gross depreciation of $9,074,059 for federal income tax purposes. At January 31, 2005, the aggregate proceeds of securities sold short for federal income tax purposes was ($97,956,811).

PHOENIX PORTFOLIOS
NOTES TO SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT
JANUARY 31, 2005 (UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its Schedule of Investments and Securities Sold Short. The preparation of the Schedule of Investments and Securities Sold Short requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedule of Investments and Securities Sold Short. Actual results could differ from those estimates.


A. SECURITY VALUATION
     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.
     As required, some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.
     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.


B. SECURITY TRANSACTIONS AND RELATED INCOME
     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis.

     The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION
     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. SHORT SALES:
       A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

     At January 31, 2005, the value of securities sold short amounted to $102,096,803 against which collateral of $203,451,671 was held.

E. FOREIGN SECURITY COUNTRY DETERMINATION
     A combination of the following criteria is used to assign the countries of risk listed in the Schedule of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

PHOENIX PORTFOLIOS
NOTES TO SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT
JANUARY 31, 2005 (UNAUDITED)


NOTE 2 -- ILLIQUID AND RESTRICTED SECURITIES
     Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments and Securities Sold Short where applicable.
     Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At January 31, 2005, the Fund held the following restricted securities:

                                                             Market          % of
                           Acquisition      Acquisition      Value           Net Assets
                           Date             Cost             at 1/31/05      at 1/31/05
                           -----------      -----------      ----------      ----------
Telefonica Moviles S.A.    12/20/01         $ --              $ --           0.0%
Telefonica Data
Argentina S.A.             12/20/01           --                --           0.0
Seagate Technology
Refund Rights              11/22/00           --               (84)          0.0

At the end of the period, the value of restricted securities amounted to $(84) or 0.0% of net assets.

The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of restricted securities.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Phoenix Portfolios
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     March 24, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     March 24, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Treasurer
                           (principal financial officer)

Date     March 24, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.